FINANCIAL RISK MANAGEMENT (Assumed financial exposure to credit risk) (Details) - Credit risk $ in Millions	Dec. 31, 2021 USD ($)
Disclosure of credit risk exposure [line items]
Trade and other receivables	$ 2,303
United States of America, Dollars
Disclosure of credit risk exposure [line items]
Trade and other receivables	1,674
Euro Member Countries, Euro
Disclosure of credit risk exposure [line items]
Trade and other receivables	3
Argentina, Pesos
Disclosure of credit risk exposure [line items]
Trade and other receivables	43
Mexico, Pesos
Disclosure of credit risk exposure [line items]
Trade and other receivables	214
Brazil, Brazil Real
Disclosure of credit risk exposure [line items]
Trade and other receivables	300
Colombia, Pesos
Disclosure of credit risk exposure [line items]
Trade and other receivables	68
Other currencies
Disclosure of credit risk exposure [line items]
Trade and other receivables	$ 1